Borrowings (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Feb. 29, 2016	Mar. 31, 2014
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate		6.50%	7.50%
Notional amount		$ 425,000,000
Borrowings, maturity		21 September 2024
Payments for debt issue costs		$ 6,683,000	$ 0	$ 0
Percentage of voting equity interests acquired		100.00%		100.00%
Line of credit facilities, remaining borrowing capacity		$ 33,000,000
Debt issuance effective rate		6.90%
Ratio Of Net Debt To Adjusted EBITDA		3.5
Ratio Of Adjusted EBITDA To Interest		2
Notes GeoPark Latin America Agencia en Chile [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	7.50%
Notional amount	$ 300,000,000
Borrowings, maturity	11 February 2020
Itau BBA International [Member]
Disclosure Of Borrowings [Line Items]
Notional amount							$ 70,450,000
Manati field [Member]
Disclosure Of Borrowings [Line Items]
Percentage of voting equity interests acquired							10.00%
Banco de Chile [Member]
Disclosure Of Borrowings [Line Items]
Notional amount				$ 7,028,000
Borrowings, maturity				31 December 2017
Borrowings, interest rate basis				LIBOR plus 2.35%
Borrowings, adjustment to interest rate basis				2.35%
Banco de Credito e Inversiones [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate						4.14%
Notional amount						$ 186,000
2024 Notes [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate					6.50%
Notional amount					$ 425,000,000